Hedging derivatives - Fair value hedges (Details) - Fair value hedges € in Millions, £ in Millions, $ in Millions, $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 MXV ( )	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 MXV ( )	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Hedging derivatives
Gains/(losses) on financial assets and liabilities (net) - derivative financial instrument for fair value hedging	$ (667)	$ 474	$ (117)
Gains/(losses) on financial assets and liabilities (net) - hedged items for fair value hedging	$ 731	$ (606)	$ 341
Interest rate risk | Loans and receivables | Mexican peso
Hedging derivatives
Nominal Value								$ 3,900					$ 1,797
Interest rate risk | Loans and receivables | US dollar
Hedging derivatives
Nominal Value							$ 6	114				$ 12	236
Interest rate risk | Promissory notes | Mexican peso
Hedging derivatives
Nominal Value								6,422
Interest rate risk | Mexican Government Bonds | US dollar
Hedging derivatives
Nominal Value								47,046
Interest rate and foreign exchange risk | Loans and receivables | US dollar
Hedging derivatives
Nominal Value							13	313				3	40
Interest rate and foreign exchange risk | Promissory notes | Mexican peso
Hedging derivatives
Nominal Value													7,583
Interest rate and foreign exchange risk | UMS | US dollar
Hedging derivatives
Nominal Value							$ 280	5,394				67	1,275
Interest rate and foreign exchange risk | UMS | Euro
Hedging derivatives
Nominal Value						€ 1,181		25,256			€ 1,069		22,842
Interest rate and foreign exchange risk | UMS | Pound sterling
Hedging derivatives
Nominal Value				£ 58				1,492	£ 58				1,492
Interest rate and foreign exchange risk | PEMEX Bonds | US dollar
Hedging derivatives
Nominal Value												$ 39	473
Interest rate and inflation risk | UDIBONDS | UDIS
Hedging derivatives
Nominal Value					703			$ 3,287		825			$ 3,859